Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,090,520,000.00
Total Fee Amount	288,700.81
Total Offset Amount	0.00
Net Fee	$ 288,700.81
Offering Table N/A
Offset Table N/A	N/A